SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flow Statement [Abstract]
Net interest paid (received)	$ 467	$ 196
Net income taxes paid (received)	$ 70	$ 34